Income Taxes (Tables)	6 Months Ended
Mar. 31, 2016
Income Tax Disclosure [Abstract]
Summary of Components of Deferred Income Tax Assets

A reconciliation of the provision for income taxes at the United States federal statutory rate compared to the Company’s income tax expense as reported is as follows:

From Oct 9, 2015 (inception) to March 31, 2016

The significant components of deferred income tax assets as of March 31, 2016 are as follows:
Net Operating Loss	$55,000
Valuation allowance	(55,000)
Net deferred income tax asset	$-